Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001866364
Document Type	POS AM
Entity Registrant Name	Webull Corporation
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On July 18, 2025, the registrant filed a registration statement on Form F-1 (Registration No. 333-288787), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on July 22, 2025 (the “Registration Statement”).This Post-Effective Amendment No. 1 is being filed by Webull Corporation (the “Company”) pursuant to the undertakings in the Registration Statement (i) to incorporate and reflect the condensed consolidated financial statements and the notes thereto as of June 30, 2025 and for the three and six month periods ended June 30, 2025, and (ii) to update certain other information in such Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true